Invested and working capital	12 Months Ended
Jun. 30, 2023
Invested and working capital [Abstract]
Invested and working capital
Section 4.	Invested and working capital

4.1.	Cash assets

	06/30/2023	06/30/2022	06/30/2021
	$’000	$’000	$’000

Cash at bank	16,238	69,150	62,475
Short term deposits	36,471	25,027	-
Total cash assets	52,709	94,177	62,475
Cash flow reconciliation
Reconciliation of net cash outflow from operating activities to operating loss after tax
Loss for the period	(6,391)	(8,503)	(14,042)
Adjustments to reconcile profit to net cash flows:
Depreciation	52	173	176
Exploration expenditure written-off	45	17	34
Share-based payments	1,378	1,456	1,536
Net foreign exchange differences - unrealized	(1,811)	(3,392)	7,346
Interest income	(1,484)	(61)	(29)
Interest expense	9	5	3
Change in assets and liabilities during the financial year:
Decrease / (Increase) in trade and other receivables	(87)	141	(232)
(Decrease) / increase in provisions and employee benefits	(130)	241	-
Increase in accounts payable	350	578	360
Net cash used in operating activities	(8,069)	(9,345)	(4,848)

Cash and short-term deposits in the statement of financial position comprise cash at banks and on hand and short-term highly liquid deposits with a maturity of three months or less, that are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value.

4.2.	Receivables

	06/30/2023	06/30/2022	06/30/2021
	$’000	$’000	$’000
Current
Interest receivable	-	11	-
Other debtors	246	101	5
Prepayments	107	29	248
Total current trade and other receivables	353	141	253

Non-current
Other debtors	307	195	200
Total non-current trade and other receivables	307	195	200

Total current and non-current trade and other receivables	660	336	453

Receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest rate method less provision for impairment. Impairment losses are recognized in the profit and loss.

4.3.	Plant and equipment

Plant and equipment - at cost	629	56	63
Less accumulated depreciation	(107)	(56)	(61)
Total plant and equipment	522	-	2

Reconciliation of the movement
Opening balance	-	2	7
Additions	601	3	5
Disposals	(27)
Depreciation expense	(52)	(5)	(10)
Closing balance	522	-	2

Tangible plant and equipment assets are stated at cost less accumulated depreciation and any impairment in value.  Depreciation is calculated on a straight-line basis over the useful life of the asset being between 1-4 years.

An item of plant and equipment is derecognized upon disposal.  Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the item) is included in the statement of comprehensive income in the period the item is derecognized.

At each reporting date, the Group assesses whether there is any indication that an asset may be impaired.  Where an indicator of impairment exists, the Group makes a formal estimate of recoverable amount.  Where the carrying amount of an asset exceeds its recoverable amount the asset is considered impaired and is written down to its recoverable amount. Recoverable amount is the greater of fair value less costs to sell and value in use.

4.4.	Right of Use Asset

	06/30/2023	06/30/2022	06/30/2021
	$’000	$’000	$’000
Premises - at cost	356	352	349
Less accumulated amortization	(154)	(107)	(117)
Total Right of Use Asset	202	245	232

Reconciliation of the movement
Opening balance	245	232	221
Additions	161	194	173
Disposals	-	-	(133)
Amortization expense	(206)	(169)	(34)
Foreign exchange translation difference	2	(12)	5
Closing balance	202	245	232

The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of-use assets are subject to impairment.

4.5.	Exploration and evaluation expenditure

Exploration and evaluation expenditure incurred by or on behalf of the Group is accumulated separately for each area of interest.  Such expenditure comprises net direct costs and an appropriate portion of related overhead expenditure but does not include general overheads or administrative expenditure not having a specific connection with a particular area of interest.

Exploration and evaluation costs in relation to separate areas of interest for which rights of tenure are current are brought to account in the year in which they are incurred and carried forward provided that:
•	such costs are expected to be recouped through successful development and exploitation of the area, or alternatively through its sale; or
•	exploration and/or evaluation activities in the area have not yet reached a stage which permits a reasonable assessment of the existence or otherwise of economically recoverable reserves.

The types of costs recognized as exploration and evaluation assets include costs to acquire the legal rights to explore in the specific area and costs incurred in respect of the search for mineral resources, determination of technical feasibility and the assessment of commercial viability of an identified resource, in accordance with IFRS 6.

A Final Investment Decision (FID) to develop the Project is expected to be made after considering the following key factors: required permits are in place, engineering has reached construction ready status, adequate offtake agreements have been signed to underwrite any debt requirements, and the Project is funded through a mix of equity and debt. In order to attract funding, the Project will need to demonstrate technical feasibility and commercial viability.

Once FID has been taken, all past and future exploration and evaluation assets in respect of the area of interest are tested for impairment and transferred to the cost of development. To date, no development decision has been made.

The Directors assess at each reporting date whether there is an indication that an asset has been impaired and for exploration and evaluation costs carried forward whether the above carry forward criteria are met. No indicator of impairment has been identified as at June 30 2023.

When the above criteria do not apply or when the Directors assess that the carrying value may exceed the recoverable amount the accumulated costs in respect of areas of interest are written off in the Statement of profit and loss and other comprehensive income.

	06/30/2023	06/30/2022	06/30/2021
	$’000	$’000	$’000

Exploration and evaluation expenditure	152,226	118,487	85,988
Reconciliation of movement
Opening balance	118,487	85,988	65,078
Additions - Rhyolite Ridge	33,579	32,049	20,905
Exploration expenditure - non core	205	467	39
Exploration expenditure - written off	(45)	(17)	(34)
Carrying amount at the end of the financial year	152,226	118,487	85,988

The above amounts represent costs of areas of interest carried forward as an asset in accordance with the accounting policy described above.  The ultimate recoupment of exploration and evaluation expenditure in respect of an area of interest carried forward is dependent upon the discovery of commercially viable reserves and the successful development and exploitation of the respective areas or alternatively sale of the underlying areas of interest for at least their carrying value. Amortization, in respect of the relevant area of interest, is not charged until a mining operation has commenced.

All exploration and evaluation costs carried forward relate in large part to the Rhyolite Ridge Lithium–Boron Project in Nevada, USA. Exploration and evaluation expenditure on all other tenements owned by the Company has been fully impaired where applicable.

4.6.	Payables

Current
Trade creditors and other payables	6,805	7,878	4,065
Accrued expenses	1,535	916	904
Lease Liabilities	134	168	188
Total current payables	8,474	8,962	5,157

Non-current
Lease Liabilities	78	87	59
Total non-current payables	78	87	59
Total current and non-current payables	8,552	9,049	5,216

All financial liabilities are recognized initially at fair value net of directly attributable transaction costs.

After initial measurement, financial liabilities are subsequently measured at amortized cost.  Current payables, other than lease liabilities, due to their short-term nature are measured at amortized cost and are not discounted.

The current payables, other than lease liabilities, are unsecured and are non-interest bearing generally on 30-60 day terms.  The carrying amounts approximate fair value.

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in - substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

4.7.	Provisions

Employee entitlements

	06/30/2023	06/30/2022	06/30/2021
	$’000	$’000	$’000

Current
Provision for employee benefits	368	497	256
Total provisions	368	497	256

Provision is made for the Group’s liability for employee benefits arising from services rendered by employees to the end of the reporting period. Employee benefits that are expected to be settled within one year have been measured at the amounts expected to be paid when the liability is settled. Employee benefits payable later than one year have been measured at the present value of the estimated future cash outflows to be made for those benefits. In determining the liability, consideration is given to employee wage increases and the probability that the employee may satisfy vesting requirements. Those cash flows are discounted using market yields on high quality corporate bonds with terms to maturity that match the expected timing of cash flows.